Leases (Tables)	12 Months Ended
Oct. 31, 2012
Leases [Abstract]
Schedule Of Future Minimum Lease Payments For Operating Lease

Fiscal year	Operating Lease
2013	$335,293
2014	339,576
2015	342,696
2016	209,130
2017	16,413
Total	$1,243,108